SHORT TERM NOTES, CONVERTIBLE DEBT, AND DERIVATIVE LIABILITIES (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended
	May 31, 2023	Apr. 27, 2022	Apr. 21, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Fair value of warrants					$ 742,988
Stock issued new, value				$ 175,619
Notes Payable				1,437,500	1,437,500		$ 0
Repayments of Notes Payable					$ (0)	$ 2,000,000
Interest Converted To Common Stock [Member]
Debt Instrument [Line Items]
Beneficial conversion expense			$ 1,299,507
Interest Converted To Common Stock [Member] | Post Split Shares [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			426,768
Interest Converted To Common Stock [Member] | Post Split Shares [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			426,768
Qualified Financing [Member]
Debt Instrument [Line Items]
Notes Payable								$ 2,000,000
Repayments of Notes Payable		$ 2,000,000
Senior Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,437,500
Proceeds from Secured Notes Payable	1,250,000
Debt Issuance Costs, Gross	203,575
Debt Instrument, Unamortized Discount	$ 163,170
Amortization of debt discount				$ 28,520
Senior Notes Payable [Member] | Commitment Fee [Member]
Debt Instrument [Line Items]
Stock issued new, shares	339,360
Stock issued new, value	$ 175,619
Senior Notes Payable [Member] | Senior Notes Warrants [Member]
Debt Instrument [Line Items]
Warrants issued	1,232,156
Fair value of warrants	$ 579,818